Consolidated Balance Sheet (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	101	490
Restricted cash and cash equivalents (Note 9)	499	0
Accounts receivable (Note 4)	820	775
Material and supplies	201	210
Deferred and receivable income taxes (Note 14)	122	53
Other	105	62
Total current assets	1,848	1,590
Properties (note 5)	23,917	22,917
Intangible and other assets (Note 6)	261	699
Total assets	26,026	25,206
Current liabilities
Accounts payable and other (Note 7)	1,580	1,366
Current portion of long-term debt (Note 9)	135	540
Total current liabilities	1,715	1,906
Deferred income taxes (Note 14)	5,333	5,152
Pension and other postretirement benefits, net of current portion (Note 12)	1,095	510
Other Liabilities and deferred credits (Note 8)	762	823
Long-term debt (Note 9)	6,441	5,531
Shareholders' equity
Common shares (Note 10)	4,141	4,252
Accumulated other comprehensive loss (Note 19)	(2,839)	(1,709)
Retained earnings	9,378	8,741
Total shareholders' equity	10,680	11,284
Total liabilities and shareholders' equity	26,026	25,206